Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,674	$ 2,780
Employee benefits	210	340
Payroll taxes	200	181
Severance	0	60
Share-based payments	165	823
Total employee benefits expense	$ 3,249	$ 4,184